                                                             File Nos. 333-96777
                                                                       811-08306
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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
   Pre-Effective Amendment No.                                               [ ]
   Post-Effective Amendment No. 1                                            [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No. 21                                                          [X]

                        (Check appropriate box or boxes.)

     FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
     ----------------------------------------------------
     (Exact Name of Registrant)

     FIRST METLIFE INVESTORS INSURANCE COMPANY
     -----------------------------------------
     (Name of Depositor)

     22 Corporate Plaza Drive, Newport Beach, CA                          92660
     ----------------------------------------------------             ----------
     (Address of Depositor's Principal Executive Offices)             (Zip Code)

Depositor's Telephone Number, including Area Code (800) 989-3752

     Name and Address of Agent for Service
          Richard C. Pearson
          Executive Vice President
          First MetLife Investors Insurance Company
          22 Corporate Plaza Drive
          Newport Beach, CA  92660
          (949) 629-1317

     Copies to:
          W. Thomas Conner
          Sutherland Asbill & Brennan LLP,
          1275 Pennsylvania Avenue, NW
          Washington, DC 20004-2415
          (202) 383-0590

It is proposed that this filing will become effective:

      immediately upon filing pursuant to paragraph (b) of Rule 485
-----
      on _________, pursuant to paragraph (b) of Rule 485
-----
  X    60 days after filing pursuant to paragraph (a)(1) of Rule 485
-----
      on (date) pursuant to paragraph (a)(1) of Rule 485
-----

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Variable Annuity Contracts

                                EXPLANATORY NOTE

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Different versions of the Prospectus may be created from this Registration Statement. The primary difference between the versions of the Prospectuses created from this Registration Statement is the underlying funds available. The distribution system for each version of the Prospectus is different. The Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.
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                                     PART A

                          The Variable Annuity Contract

                                    issued by

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                                       AND
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

This prospectus describes the flexible premium deferred variable annuity contract offered by First MetLife Investors Insurance Company (First MetLife Investors or we or us).

The annuity contract has 19 investment choices -- a fixed account which offers an interest rate which is guaranteed by us, and 18 investment portfolios listed below. Effective for contracts issued on and after May 1, 2003, the fixed account of MetLife Investors is not available as an investment choice during the accumulation phase of the contract, except in connection with an enhanced dollar cost averaging program.

Except as stated, above, you can put your money in the fixed account and/or any of these investment portfolios.

MET INVESTORS SERIES TRUST (CLASS B):
     Met/AIM Mid Cap Core Equity Portfolio
     Met/AIM Small Cap Growth Portfolio
     Janus Aggressive Growth Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     MFS Research International Portfolio
     Oppenheimer Capital Appreciation Portfolio
     PIMCO Innovation Portfolio
     PIMCO Total Return Portfolio
     PIMCO Money Market Portfolio
     Met/Putnam Research Portfolio
     Harris Oakmark International Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS B):
     MetLife Stock Index Portfolio

NEW ENGLAND ZENITH FUND:
     Davis Venture Value Series (Class E)
     Harris Oakmark Focused Value Series (Class B)
     Jennison Growth Series (Class B)

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Variable Annuity Contract.

To learn more about the First MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated _______, 2003. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write to us at: P.O. Box 10366, Des Moines, Iowa 50306-0366.

The Contracts:

     o    are not bank deposits

     o    are not FDIC insured

     o    are not insured by any federal government agency

     o    are not guaranteed by any bank or credit union

     o    may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

______, 2003

                                TABLE OF CONTENTS

                                                                            PAGE

INDEX OF SPECIAL TERMS

HIGHLIGHTS

FEE TABLES AND EXAMPLES

1. THE ANNUITY CONTRACT
     Market Timing

2. PURCHASE
     Purchase Payments
     Allocation of Purchase Payments
     Purchase Payment Credit
     Free Look
     Accumulation Units
     Account Value
     Contract Exchanges

3. INVESTMENT OPTIONS
     Transfers
     Dollar Cost Averaging Programs
     Three Month Market Entry Program
     Automatic Rebalancing Program
     Asset Allocation Programs
     Voting Rights
     Substitution of Investment Options

4. EXPENSES
     Product Charges
     Account Fee
     Guaranteed Minimum Income Benefit - Living Benefit Rider Charge Withdrawal Charge
     Reduction or Elimination of the Withdrawal Charge
     Premium and Other Taxes
     Transfer Fee
     Income Taxes
     Investment Portfolio Expenses

5. ANNUITY PAYMENTS (THE INCOME PHASE)
     Annuity Date
     Annuity Payments
     Annuity Options
     Guaranteed Minimum Income Benefit - Living Benefit

6. ACCESS TO YOUR MONEY
     Systematic Withdrawal Program
     Suspension of Payments or Transfers

7. PERFORMANCE

8. DEATH BENEFIT
     Upon Your Death
     Standard Death Benefit - Principal Protection
     Optional Death Benefit - Annual Step-Up
     General Death Benefit Provisions
     Spousal Continuation
     Death of the Annuitant
     Controlled Payout

9. FEDERAL INCOME TAX STATUS
      Introduction

     Retirement Plans Offering Federal Tax Benefits
     Taxation of the Company
     Tax Status of the Contract
     Taxation of Annuities
     Qualified Contracts
          (i)     Plan Contribution Limits
                  TSA Plans
                  IRAs, SEPs, SARSEPs and SIMPLE IRAs
                  Roth IRAs
                  Qualified Plans
          (ii)    Distributions from the Contract
                  Mandatory Withholding on Certain Distributions
                  Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs, SIMPLE
                     IRAs, and Roth IRAs
     Withholding
     Possible Changes in Taxation
     Other Tax Consequences
     General

10. OTHER INFORMATION
     First MetLife Investors
     The Separate Account
     Distributor
     Requests and Elections
     Ownership
     Financial Statements

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A
Condensed Financial Information

APPENDIX B
Participating Investment Portfolios

APPENDIX C
EDCA Examples with Multiple Purchase Payments

                             INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus, which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                            PAGE
                                                                            ----

Account Value
Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Business Day
Fixed Account
Income Base
Income Phase
Investment Portfolios
Joint Owner
Owner
Purchase Payment
Separate Account

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account (excludes the accumulation phase for contracts issued on and after May 1, 2003) and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose fixed and variable income options.

First MetLife Investors adds a Purchase Payment Credit to your contract each time you make a purchase payment prior to the contract anniversary immediately preceding your 81st birthday. The amount of the credit is 5% (an additional 1% credit is added if your total purchase payments equal $1 million or more). The expenses for a contract with a Purchase Payment Credit may be higher than expenses for a contract without a credit. The amount of the Purchase Payment Credit may be more than offset by the fees and charges associated with the credit. A portion of certain charges (the mortality and expense charge and the withdrawal charge) assessed under the contract are used to fund the credit.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 8%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same.

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed payments, the amount of each payment is the same for the income phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 Plan or 403(b) Plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

FREE LOOK. You may cancel the contract within 10 days after receiving it. We will return the account value less the adjusted Purchase Payment Credit. The adjusted Purchase Payment Credit is equal to the lesser of: (1) the portion of the account value that is attributable to the Purchase Payment Credit; or (2) the total of the Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and First MetLife Investors bears any loss.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

INQUIRIES. If you need more information, please contact us at:

                     MetLife Investors Distribution Company
                                 P.O. Box 10366
                           Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents. Contact us at www.metlifeinvestors.com for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

OWNER TRANSACTION EXPENSES TABLE
WITHDRAWAL CHARGE (See Footnote 1 below)
     (as a percentage of purchase payments)          8%
                                                     --

TRANSFER FEE
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer. (See Footnote 2 below)

Footnote 1. Withdrawal charges decline based on date of purchase payment. (See Expenses - Withdrawal Charge)

Number of Complete Years from
Receipt of Purchase Payment         % Charge
---------------------------------   --------
           0                             8
           1                             8
           2                             8
           3                             7
           4                             6
           5                             5
           6                             4
           7                             3
           8                             2
           9 and thereafter              0

Footnote 2. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge it in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

ACCOUNT FEES
         $30 on the last day of each contract year if account value is less than $50,000.

LIVING BENEFIT RIDER CHARGE (if you select the Living Benefit rider):

         [____%] of Income Base if no optional death benefit rider is chosen. (See Footnote 1 below)

         [____%] of Income Base if the Annual Step-Up
         Death Benefit is selected.

SEPARATE ACCOUNT ANNUAL EXPENSES (referred to as Separate Account Product
     Charges) (as a percentage of average account value in the Separate Account)

Mortality and Expense Charge                1.30% (See Footnote 2 below)            [____%] (See Footnote 3 below)
Administration Charge                       0.25%                                    0.25%
                                            ----                                     ----
Total Separate Account Annual Expenses      1.55%                                   [____%]


Death Benefit Rider Charges (if you select the optional death benefit rider) (as a percentage of average account value in Separate Account):

Annual Step-Up Death Benefit                       [____%]

---------------------

Footnote 1. See "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a definition of the term Income Base.

Footnote 2. We reserve the right to impose an increased Mortality and Expense Charge with respect to other investment portfolios that we add to the contract in the future. The amount of the increase will not exceed the annual rate of 0.25% of average daily net assets in any such investment portfolio.

Footnote 3. The Mortality and Expense Charge for account values allocated to the following investment portfolios: _______________________________________________
________________________________________________________________________________

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

Total Annual Investment
Portfolio Operating Expenses                         Minimum           Maximum
(expenses that are deducted from
Investment Portfolio assets, including
management fees, 12b-1/service fees, and
other expenses)                                             %                 %
                                                   ---------         ---------

INVESTMENT PORTFOLIO EXPENSES

INVESTMENT PORTFOLIO EXPENSES (SEE FOOTNOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)


       MET        Met/AIM                           Lord       Lord        MFS
       INVESTORS  Mid Cap    Met/AIM    Janus       Abbett     Abbett      Research   MFS        Oppenheimer               PIMCO
       SERIES     Core       Small Cap  Aggressive  Bond       Growth and  Inter-     Mid Cap    Capital       PIMCO       Total
       TRUST      Equity     Growth     Growth      Debenture  Income      national   Growth     Appreciation  Innovation  Return
       (CLASS B)  Portfolio  Portfolio  Portfolio   Portfolio  Portfolio   Portfolio  Portfolio  Portfolio     Portfolio   Portfolio
       ---------  ---------  ---------  ---------   ---------  ---------   ---------  ---------  ---------     ---------   ---------
Management          0.00%      0.00%      0.00%       0.00%      0.00%       0.00%      0.00%      0.00%         0.00%       0.00%
 Fees

12b-1 Service       0.25%      0.25%      0.25%       0.25%      0.25%       0.25%      0.25%      0.25%         0.25%       0.25%
 Fees

Other Expenses      0.00%      0.00%      0.00%       0.00%      0.00%       0.00%      0.00%      0.00%         0.00%       0.00%

Total Annual        0.00%      0.00%      0.00%       0.00%      0.00%       0.00%      0.00%      0.00%         0.00%       0.00%
 Portfolio
 Expenses
------------------------------------------------------------------------------------------------------------------------------------
FOOTNOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS
AND/OR WAIVERS (as a percentage of the average daily net assets of an Investment
Portfolio)

Net Total Annual
 Portfolio Expense  0.00%      0.00%      0.00%       0.00%       N/A        0.00%      0.00%      0.00%         0.00%       0.00%
Voluntary (1a)       -          -          -           -                      -          -          -             -           -
Contractual (1b)    x           x          x           x                      x          x          x             x           x
Termination of
 Contract (1c)  4/30/2004   4/30/2004  4/30/2004    4/30/2004             4/30/2004   4/30/2004   4/30/2004    4/30/2004   4/30/2004

1a The term "voluntary" means reimbursements and/or waivers of expenses that are undertaken voluntarily by the Investment Portfolio's investment adviser or manager and that may be terminated at any time in the discretion of the investment adviser or manager.
1b The term "contractual" means reimbursements and/or waivers of expenses that are undertaken by contract between the Investment Portfolio and its investment adviser or manager for a specified term.
1c This is the date on which the contract for reimbursement and/or waiver of expense terminates (excludes options extensions).

====================================================================================================================================

                                       3




Table continued below

                                                                                                           Harris
                                                        Third                                        Davis      Oakmark
                   PIMCO      Met/       Harris         Avenue     METROPOLITAN  MetLife    NEW      Venture    Focused    Jennison
                   Money      Putnam     Oakmark        Small Cap  SERIES        Stock      ENGLAND  Value      Value      Growth
                   Market     Research   International  Value      FUND, INC.    Index      ZENITH   Series     Series     Series
                   Portfolio  Portfolio  Portfolio      Portfolio  (CLASS B)     Portfolio  FUND     (Class E)  (Class B)  (Class B)
                   ---------  ---------  ---------      ---------  ---------     ---------  ----     ---------  ---------  ---------
Management           0.00%      0.00%      0.00%          0.00%                    0.25%               0.75%      0.75%      0.75%
 Fees

12b-1 Service        0.25%      0.25%      0.25%          0.25%                    0.25%               0.15%      0.25%      0.25%
 Fees

Other Expenses       0.00%      0.00%      0.00%          0.00%                    0.06%               0.08%      0.12%      0.09%

Total Annual         0.00%      0.00%      0.00%          0.00%                    0.56%               0.98%      1.12%      1.01%
 Portfolio
 Expenses
------------------------------------------------------------------------------------------------------------------------------------
FOOTNOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS
AND/OR WAIVERS (as a percentage of the average daily net assets of an Investment
Portfolio)

Net Total Annual     0.00%      0.00%      0.00%          0.00%                     N/A                 N/A        N/A        N/A
 Portfolio Expense
Voluntary (1a)        -          -          -              -
Contractual (1b)      x          x          x              x
Termination of
 Contract (1c)      4/30/2004  4/30/2004  4/30/2004    4/30/2004

1a The term "voluntary" means reimbursements and/or waivers of expenses that are undertaken voluntarily by the Investment Portfolio's investment adviser or manager and that may be terminated at any time in the discretion of the investment adviser or manager.
1b The term "contractual" means reimbursements and/or waivers of expenses that are undertaken by contract between the Investment Portfolio and its investment adviser or manager for a specified term.
1c This is the date on which the contract for reimbursement and/or waiver of expense terminates (excludes options extensions).

                                       3a

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: a) MAXIMUM AND (b) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

CHART 1. Chart 1 assumes you select the Annual Step-Up Death Benefit and the Living Benefit rider, which is the most expensive way to purchase the contract. In this example, the Separate Account Product Charges equal ______% on an annual basis.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

------ -------------------------------- -------------------------------- -------------------------------- --------------------------
       1 year                           3 years                          5 years                          10 years
------ -------------------------------- -------------------------------- -------------------------------- --------------------------

------ -------------------------------- -------------------------------- -------------------------------- --------------------------
a.     $_______                         $_______                         $_______                         $_______
------ -------------------------------- -------------------------------- -------------------------------- --------------------------
b.     $_______                         $_______                         $_______                         $_______
------ -------------------------------- -------------------------------- -------------------------------- --------------------------

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
APPLICABLE TIME PERIOD:

------ -------------------------------- -------------------------------- -------------------------------- --------------------------
       1 year                           3 years                          5 years                          10 years
------ -------------------------------- -------------------------------- -------------------------------- --------------------------

------ -------------------------------- -------------------------------- -------------------------------- --------------------------
a.     $_______                         $_______                         $_______                         $_______
------ -------------------------------- -------------------------------- -------------------------------- --------------------------
b.     $_______                         $_______                         $_______                         $_______
------ -------------------------------- -------------------------------- -------------------------------- --------------------------

CHART 2. Chart 2 below assumes that you do not select the optional death benefit rider or the Living Benefit rider, which is the least expensive way to purchase the contract. In this example, the Separate Account Product Charges equal _____% on an annual basis.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

------ -------------------------------- -------------------------------- -------------------------------- --------------------------
       1 year                           3 years                          5 years                          10 years
------ -------------------------------- -------------------------------- -------------------------------- --------------------------

------ -------------------------------- -------------------------------- -------------------------------- --------------------------
a.     $_______                         $_______                         $_______                         $_______
------ -------------------------------- -------------------------------- -------------------------------- --------------------------
b.     $_______                         $_______                         $_______                         $_______
------ -------------------------------- -------------------------------- -------------------------------- --------------------------

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
APPLICABLE TIME PERIOD:

------ -------------------------------- -------------------------------- -------------------------------- --------------------------
       1 year                           3 years                          5 years                          10 years
------ -------------------------------- -------------------------------- -------------------------------- --------------------------

------ -------------------------------- -------------------------------- -------------------------------- --------------------------
a.     $_______                         $_______                         $_______                         $_______
------ -------------------------------- -------------------------------- -------------------------------- --------------------------
b.     $_______                         $_______                         $_______                         $_______
------ -------------------------------- -------------------------------- -------------------------------- --------------------------

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

Except as described below, the contract also contains a FIXED ACCOUNT. The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. If you select the fixed account, your money will be placed with our other general account assets. If you select the fixed account, your money will be placed with our other general account assets. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from the Separate Account to the fixed account. Please see the terms of your actual contract for more detailed information.

EFFECTIVE FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 2003, THE FIXED ACCOUNT OF METLIFE INVESTORS IS NOT AVAILABLE AS AN INVESTMENT CHOICE DURING THE ACCUMULATION PHASE OF THE CONTRACT, EXCEPT IN CONNECTION WITH AN ENHANCED DOLLAR COST AVERAGING PROGRAM, AND NO TRANSFER WILL BE PERMITTED INTO THE FIXED ACCOUNT UNTIL THE INCOME PHASE OF THE CONTRACT. ALL REFERENCES IN THIS PROSPECTUS TO INVESTMENTS IN OR TRANSFERS INTO THE FIXED ACCOUNT DURING THE ACCUMULATION PHASE (EXCEPT FOR THE ENHANCED DOLLAR COST AVERAGING PROGRAM) SHALL ONLY APPLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2003.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We have described more information on this under "Other Information."

MARKET TIMING

The contracts and the underlying investment portfolios are not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolios. These kinds of strategies and transfer activities are disruptive to the underlying investment portfolios in which the Separate Account invests. If we determine that the exercise of the transfer right by you among the investment portfolios is or would be disruptive to the underlying portfolios or may disadvantage other owners, we may, in accordance with the terms of the contracts, impose restrictions on the allocation of purchase payments or transfers of account value. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers.")

2. PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. We reserve the right to reject any purchase payment. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

o    The minimum initial purchase payment we will accept is $10,000.

o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified), unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

We may terminate your contract by paying you the account value in one sum, if before the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000, and the account value on or after the end of such two year period is less than $2,000.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

o    a transfer was made out of the fixed account within the previous 180 days.

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing or by calling us. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day.

PURCHASE PAYMENT CREDIT

First MetLife Investors will credit an additional amount (Purchase Payment Credit) to your contract each time you make a purchase payment prior to the contract anniversary immediately preceding your 81st birthday. (If joint owners are named, the age of the oldest owner will apply. If a non-natural person owns the contract, then the annuitant's age will apply.) All Purchase Payment Credits are treated as earnings under the contract.

The Purchase Payment Credit is equal to 5%. For contracts with purchase payments of $1,000,000 or more, the amount of the credit increases to 6%. The additional 1% credit will not be applied retroactively (which means that the additional 1% credit will only be applied to payments that bring your total purchase payments to the $1 million level and all subsequent payments).

Each Purchase Payment Credit will be allocated to the contract in the same proportion as the applicable purchase payment. If you exercise the free-look provision, First MetLife Investors will take back the Purchase Payment Credit(s) as described below.

FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. We will return the account value less the adjusted Purchase Payment Credit. The adjusted Purchase Payment Credit is equal to the lesser of: (1) the portion of the account value that is attributable to the Purchase Payment Credit, or (2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and First MetLife Investors bears any loss.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an ANNUITY UNIT.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

          (1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

          (2) multiplying it by one minus the Separate Account product charges for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE:

On Monday we receive an additional purchase payment of $5,000 from you. We add an additional $250 to your contract as a Purchase Payment Credit. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $12.50. We then divide $5,250 by $12.50 and credit your contract on Monday night with 420 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

CONTRACT EXCHANGES

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

3. INVESTMENT OPTIONS

The contract offers 18 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE PORTFOLIO PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX B WHICH CONTAINS A SUMMARY OF INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.)

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

An investment adviser of an investment portfolio or affiliates of the adviser may compensate First MetLife Investors and/or certain of its affiliates for administrative, distribution, or other services relating to the investment portfolios. We (or our affiliates) may also be compensated with 12b-1 fees from investment portfolios. This compensation is based on assets of the investment portfolio attributable to the contracts and certain other variable insurance products that we and our affiliates issue. Some investment portfolios or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant.

MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

     o    Met/AIM Mid Cap Core Equity Portfolio

     o    Met/AIM Small Cap Growth Portfolio

     o    Harris Oakmark International Portfolio

     o    Janus Aggressive Growth Portfolio

     o    Lord Abbett Bond Debenture Portfolio

     o    Lord Abbett Growth and Income Portfolio

     o    MFS Research International Portfolio

     o    Oppenheimer Capital Appreciation Portfolio

     o    PIMCO Innovation Portfolio

     o    PIMCO Total Return Portfolio

     o    PIMCO Money Market Portfolio

     o    Met/Putnam Research Portfolio

     o    T. Rowe Price Mid-Cap Growth Portfolio

     o    Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS B)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following Class B portfolio is available under the contract:

     o    MetLife Stock Index Portfolio

NEW ENGLAND ZENITH FUND

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment adviser. MetLife Advisers has hired subadvisers to make the day-to-day investment decisions. The following portfolios are available under the contract:

          o    Davis Venture Value Series (Class E)

          o    Harris Oakmark Focused Value Series (Class B)

          o    Jennison Growth Series (Class B)

TRANSFERS

You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers during the accumulation phase but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "The Annuity Contract - Market Timing.") We are not currently charging a transfer fee but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. The following apply to any transfer:

     o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

     o Your request for transfer must clearly state how much the transfer is for.

     o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

     o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or (b) the amount transferred out of the fixed account in the prior contract year.

     o During the accumulation phase, your right to make transfers is subject to limitations or modification by us if we determine, in our sole opinion, that the exercise of the right by one or more owners with interests in the investment portfolio is, or would be to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that is considered by us to be to the disadvantage of other owners. We will notify you in advance of any restrictions on transfers by written notice. A limitation or modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:

          o    The requirement of a minimum time period between each transfer;

          o Not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner;

          o Limiting the dollar amount that may be transferred between the investment portfolios by an owner at any one time;

          o Requiring that a written transfer request be provided to us, signed by an owner.

     o During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

     o For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any of the following conditions exist:

          o The credited interest rate is equal to the guaranteed minimum rate;

          o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

          o A transfer was made out of the fixed account within the previous 180 days.

     o During the income phase, you cannot make transfers from the fixed account to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to the fixed account and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone or other means acceptable to us. To elect this option, you must first provide us with a notice in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information -- Requests and Elections.") All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of a day when we receive a notice containing all the required information necessary to process the request.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, Automatic Rebalancing and Asset Allocation Programs.

DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1.   STANDARD DOLLAR COST AVERAGING (DCA)

     This program allows you to systematically transfer a set amount each month from the fixed account or from the money market investment portfolio to any of the other investment portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment (including Purchase Payment Credits applied to your contract) or account value is allocated to the dollar cost averaging program. You can terminate the program at any time, at which point transfers under the program will stop.

2.   ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s) you select. Only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

     You can make subsequent purchase payments while you have an active EDCA account in effect; provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.

     o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

     o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

     o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in-first out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

(See Appendix C for further examples of EDCA with multiple purchase payments.)

The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.

The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

If you decide you no longer want to participate in the program, all money remaining in your EDCA account will be transferred to the Money Market Portfolio, unless you specify otherwise.

THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. If a Dollar Cost Averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a Dollar Cost Averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

          Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Janus Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Janus Aggressive Growth Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAMS

We currently make available an asset allocation program called the Asset Allocation Solution. Asset allocation is the process of investing in different asset classes - such as equity funds, fixed income funds and money market funds
- depending on your personal investing goals, tolerance for risk and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk of volatility of investing, although there is no guarantee, and asset allocation does not insure a profit or protect against loss in a declining market. The Asset Allocation Solution program is fully described in a brochure, and this brochure and the terms of the program should be reviewed with your account representative or other financial adviser.

If you elect to participate in the program, you must select one of five asset allocation strategies, each of which represents a diversified allocation of your account value allocated to the Separate Account among investment portfolios with a different level of risk. The strategies are: defensive allocation; moderate allocation; balanced allocation; growth allocation and aggressive allocation. Upon selection of a strategy, we will allocate all purchase payments in accordance with the percentage allocations provided for in such strategy. Each strategy will be updated periodically (at least annually) in light of changing circumstances and risks of the portfolios. By electing to participate in the program, you authorize us to automatically reallocate your account value allocated to the Separate Account to reflect the updated strategy.

Your participation in the Program is subject to the program's terms and conditions, and you may terminate your participation or change strategies at any time upon notice to us. We reserve the right to modify or terminate the program.

RECOGNIZED PROGRAMS. We also recognize the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment portfolios available under the contract. Certain providers of these types of services have agreed to provide such services to owners in accordance with our administrative rules regarding such programs. We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative system and rules. Recognized asset allocation programs are only available during the accumulation phase. Currently, we do not charge for participating in a recognized asset allocation program.

If you participate in a recognized asset allocation program, the transfers made under the program are not taken into account in determining any maximum number of transfers or transfer fees, excluding limits on market timing. (See "The Annuity Contract - Market Timing.")

VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT PORTFOLIOS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge and the administration charge). We do this as part of our calculation of the value of the accumulation units and the annuity units.

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.40% of the average daily net asset value of each investment portfolio. We currently charge an additional mortality and expense charge of 0.25% of average daily net assets on the _________________
________________________________________________________________________________
_______________________ investment portfolios. In addition, we reserve the right to impose an increased mortality and expense charge on any investment portfolio that we may add to the contract in the future. The amount of the increased charge will not exceed 0.25% of average daily net assets in such investment portfolio.

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to .25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select the following death benefit rider, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentage below of the average daily net asset value of each investment portfolio:

         Annual Step-Up Death Benefit                                    [____%]

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the date when your contract was issued), we will deduct $30 from your contract as an account fee if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted prorata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A prorata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME BENEFIT - LIVING BENEFIT RIDER CHARGE

We offer a Guaranteed Minimum Income Benefit - Living Benefit rider which you can select when you purchase the contract. If you select the Living Benefit rider, we will assess a charge during the accumulation phase equal to [____%] of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit - Living Benefit Rider" for a discussion of how the income base is determined) at the time the rider charge is assessed. This charge is reduced to [____%] of the income base in the event that you elect the optional Annual Step-Up Death Benefit. ("Death Benefit.")

The charge is first assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a prorata portion of the rider charge will be assessed. The Living Benefit rider charge is deducted from your account value prorata from each investment portfolio and the fixed account in the ratio each account bears to your total account value.

WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

     1. Earnings in your contract (earnings are equal to account value, less purchase payments not previously withdrawn); then

     2.   The free withdrawal amount described below; then

     3. Purchase payments not previously withdrawn, in the order such purchase payments were made; the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:

                                   Withdrawal Charge (% of
Number of Complete Years           Purchase Payment)
from Receipt of Purchase Payment
0                                            8
1                                            8
2                                            8
3                                            7
4                                            6
5                                            5
6                                            4
7                                            3
8                                            2
9 and thereafter                             0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal chare is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.

NOTE: For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you, or your joint owner, becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement an the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues to contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the anniversary date. We will not accept additional payments once this waiver is used.

TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you, or your joint owner, are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional purchase payments once this waiver is used.

Additional conditions and requirements apply to the Nursing Home/Hospital Confinement and Terminal Illness riders. They are specified in the rider(s) that are part of your contract.

PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on purchase payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.

5. ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o    fixed account,

o    the available investment portfolio(s), or

o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

          (1) the value of your contract in the investment portfolio(s) on the annuity date,

          (2) the assumed investment rate (AIR) (you select) used in the annuity table for the contract, and

          (3)  the performance of the investment portfolios you selected.

At the time you purchase the contract, you select the assumed investment rate
(AIR), which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your annuity payments will decrease.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial payment than a lower assumed interest rate, but later payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from an investment portfolio to the fixed account, this may result in a reduction in the amount of variable annuity payments.

If you choose to have any portion of your annuity payments come from the fixed account, the dollar amount of each payment will be the same.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. However, if, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. Payments under a fixed annuity are made from our general account. After commencement of a period certain variable annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status - Qualified Plans.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status - Qualified Plans)." Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

GUARANTEED MINIMUM INCOME BENEFIT - LIVING BENEFIT

At the time you buy the contract, you can elect the guaranteed minimum income benefit (Living Benefit) rider. This benefit may not be available in your state. You can only elect the Living Benefit at the time you purchase the contract and if you are age 75 or less. Once the Living Benefit is elected, the rider cannot be terminated except as described below.

The Living Benefit is designed to provide you a predictable level of future income (for life) regardless of investment performance or actual account value. Annuity payments under the specified life annuity options described below are determined by applying the value of the income base, as described below, to the GMIB Annuity Table specified in the Living Benefit rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. You retain the right to receive annuity payments at any time under the basic terms of your contract at the higher of guaranteed or current annuity purchase rates. The amount of lifetime income that the Living Benefit guarantees may be less than the amount of income that would be provided by applying your contract value on your annuity dates to then current payout rates.

Upon the exercise of the Living Benefit, your annuity payments will be the greater of:

o the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or

o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payment (The Income Phase).")

When you elect to receive annuity payments under the Living Benefit, you have your choice of two annuity options:

o a life annuity with a ten year period certain (period certain shortens for ages 80 and above); or

o        a joint survivor life annuity with a 10 year period certain.

EXAMPLE OF LIVING BENEFIT:

For a male age 55 with an initial purchase payment of $100,000 and no subsequent purchase payments or partial withdrawals, the following minimum (floor) of fixed income is guaranteed under the Living Benefit for various ages at which annuity payments begin:

  Issue Age:               Age when payments begin       Minimum Monthly Annuity
                                                                Payments

      55                            65                           $  788
                                    70                           $1,187
                                    75                           $1,812

The example does not show the impact of the Highest Anniversary Value (see below) and it also does not reflect the impact of any applicable premium taxes.

EXERCISING THE LIVING BENEFIT:

         You may only elect an annuity date that is within 30 days after any contract anniversary beginning with the 10th contract anniversary If you have a qualified contract, the commencement of payments is controlled by the plan and the amount of the payment must meet minimum required distribution requirements.

         Nevertheless, you must elect an annuity date on or before the 30th day following the contract anniversary immediately after your 85th birthday.

TERMINATING THE LIVING BENEFIT RIDER:

The Living Benefit rider will terminate upon the earliest of:

o The date you elect to receive annuity payments either under the Living Benefit rider or the contract;

o The 30th day following the contract anniversary immediately after your 85th birthday;

o        The date you make a complete withdrawal of your account value;

o Death of the owner or death of the annuitant if a non-natural person owns the contract; or

o        Change of the owner, for any reason, unless we otherwise agree.

MetLife Investors currently waives the contractual requirement that terminates the Living Benefit Rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "General Death Benefit Provisions.") In such event the spouse may elect to continue the Living Benefit Rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.

When the Living Benefit rider terminates, the corresponding Living Benefit rider charge terminates.

INCOME BASE

The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a) Highest Anniversary Value: on the issue date, the Highest Anniversary Value is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b) Annual Increase Amount: On the issue date, the Annual Increase Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

         (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to (1) or (2) as defined below:

                  (1) The withdrawal adjustment for each partial withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal; or

                  (2) If total partial withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issued date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding partial withdrawals occurred at the end of that contract year.

(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the Living Benefit payment and charges for the Living Benefit rider.

While the Living Benefit rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will deemed to be the owner in determining the income base and Living Benefit payment. If joint owners are named, the age of the oldest will be used to determine the income base.

The election of the Living Benefit may or may not satisfy the minimum distribution requirements. You should contact your own tax adviser about your circumstances.

6. ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1) by making a withdrawal (either a partial or a complete withdrawal);

(2) by electing to receive annuity payments; or

(3) when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status - Taxation of Annuities" and "Federal Income Tax Status - Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs, SIMPLE IRAs and Roth IRAs.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

     o    less any applicable withdrawal charge,

     o    less any premium or other tax, and

     o    less any account fee.

Unless you instruct us otherwise, any partial withdrawal will be made prorata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.

We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA Plans. For a more complete explanation see "Federal Income Tax Status."

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge see "Expenses" above.)

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

(1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

(2)  trading on the New York Stock Exchange is restricted;

(3) an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios;

(4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

7. PERFORMANCE

We periodically advertise subaccount performance relating to the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee or withdrawal charge (if the Purchase Payment Credit is excluded in the calculation). The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fee, withdrawal charge and the investment portfolio expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

The SAI contains performance information. Future performance will vary and results shown are not necessarily representative of future results.

8. DEATH BENEFIT

UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the optional death benefit rider. The death benefits are described below. Check your contract and riders for the specific provisions applicable. The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

For purposes of calculating the death benefits, purchase payments do not include Purchase Payment Credits.

STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1) the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP

The Annual Step-Up death benefit will be the greatest of:

(1)  the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)  the highest anniversary value, as defined below.

On the date we issue the contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

     o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date;" and

     o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond her or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from IRAs. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax laws also generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death). (See "Federal Income Tax Status - Qualified Plans.")

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60-day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION.

If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value.

DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

9. FEDERAL INCOME TAX STATUS

INTRODUCTION

The following discussion is a general discussion of Federal income tax considerations relating to the contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon our understanding of the present Federal income tax laws as they currently are interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with certain plans entitled to special income tax treatment ("Qualified Contracts") under the Internal Revenue Code of 1986, as amended (the "Code"). For purposes of this prospectus, qualified contracts are contracts that fund Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs, SIMPLE IRAs and Roth IRAs, as described below. The following discussion assumes that a qualified contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

1.   Plans qualified under Section 401(a) of the Code ("Qualified Plans");

2. Annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA; and

3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997.

You should consult a qualified tax or other advisor as to the suitability of a contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In particular, the contract is not intended for use with TSA Plans where periodic payments (other than rollover amounts) are made or that are subject to ERISA. We will not provide all the administrative support appropriate for such plans. Accordingly, the contract should NOT be purchased for use with such plans.

A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Status--Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

In the case of certain IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain contract provisions described in this prospectus. Refer to the contracts and any endorsements for more complete information.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from us, and its operations form a part of us, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains arising from the operation of the Separate Account are automatically applied to increase reserves under the contracts. Under existing Federal income tax law, we believe that the Separate Account's investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contracts. Accordingly, we do not anticipate that it will incur any Federal income tax liability attributable to the Separate Account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the Federal tax laws or interpretations thereof result in our being taxed on income or gains attributable to the Separate Account, then we may impose a charge against the Separate Account (with respect to some or all contracts) in order to set aside amounts to pay such taxes.

TAX STATUS OF THE CONTRACT

We believe that the contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in a contract's account value will not be taxable until amounts are received from the contract, either in the form of annuity payments or in some other form. In order to be subject to annuity contract treatment for tax purposes, the contract must meet the following Code requirements:

DIVERSIFICATION. Section 817(h) of the Code requires that with respect to non-qualified contracts, the investments of the investment options must be "adequately diversified" in accordance with Treasury regulations in order for the contracts to qualify as annuity contracts under Federal tax law. The Separate Account, through the investment options, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the investment option's assets may be invested.

OWNER CONTROL. In some circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the owner's gross income. The IRS has stated in published rulings that an owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the contract are similar to, but also different in certain respects from, those described by the IRS in rulings in which it was determined that owners were not owners of separate account assets. For example, an owner has additional flexibility in allocating premium payments and account values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires non-qualified contracts to provide that (a) if any owner dies on or after the annuity date, but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any Owner dies prior to the annuity date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The "designated beneficiary" refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of a deceased owner, the contract may be continued with the surviving spouse as the new owner.

The non-qualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions when they are issued and modify the contracts in question if necessary to assure that they comply with the requirements of Code Section 72(s). Other rules may apply to qualified contracts.

The following discussion is based on the assumption that the contract qualifies as an annuity contract for Federal income tax purposes.

TAXATION OF ANNUITIES

IN GENERAL. Section 72 of the Code governs taxation of annuities in general. We believe that an owner who is a natural person generally is not taxed on increases in the value of a contract until distribution occurs by withdrawing all or part of the account value (e.g., withdrawals or annuity payments under the annuity option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value (and in the case of a qualified contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

The owner of a non-qualified contract who is not a natural person generally must include in income any increase in the excess of the account value over the "investment in the contract" (discussed below) during the taxable year. There are some exceptions to this rule and prospective owners that are not natural persons may wish to discuss these with a competent tax adviser.

The following discussion generally applies to a contract owned by a natural person.

INVESTMENT IN THE CONTRACT. The "investment in the contract" generally equals the amount of any nondeductible purchase payments paid by or on behalf of any individual. For a contract issued in connection with a qualified plan, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a qualified contract.

WITHDRAWALS. In the case of a withdrawal under a qualified contract, including Systematic Withdrawals, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan.

With respect to non-qualified contracts, partial withdrawals, including Systematic Withdrawals, are generally treated as taxable income to the extent that the account value immediately before the withdrawal exceeds the "investment in the contract" at that time. Full withdrawals are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

ANNUITY PAYMENTS. Although the tax consequences may vary depending on the annuity payment elected under the contract, in general, only the portion of the annuity payment that represents the amount by which the account value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is taxable. If annuity payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

PENALTY TAX. In the case of a distribution pursuant to a non-qualified contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2; (2) made as a result of death or disability of an owner; or (3) received as part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and a "designated beneficiary." Other tax penalties may apply to certain distributions from a qualified contract. If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferred period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from the contract because of the death of an owner (or annuitant if the owner is not an individual). Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or (3) if distributed in a manner similar to required minimum distributions from qualified contracts, they would generally be taxed in the same manner as partial withdrawals, as described above. For these purposes, the investment in the contract is not affected by the owner's (or annuitant's) death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

TRANSFERS, ASSIGNMENTS, EXCHANGES AND MATURITY DATES. A transfer of ownership of a contract, the designation of an annuitant, payee or other beneficiary who is not also an owner, the selection of certain annuity dates, the exchange of a contract, or the receipt of a contract in an exchange may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise.

QUALIFIED CONTRACTS

The contract is designed for use with certain retirement plans that qualify for Federal tax benefits. The tax rules applicable to participants and beneficiaries in these retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

We make no attempt to provide more than general information about use of the contracts with the various types of retirement plans. Owners and participants under retirement plans as well as annuitants and beneficiaries are cautioned that the rights of any person to any benefits under these contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the contracts. Adverse tax or other legal consequences to the plan, to the participant or to both may result if the contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the contract. Owners are responsible for determining that contributions, distributions and other transactions with respect to the contracts satisfy applicable law. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract under applicable Federal and state tax laws and ERISA.

The sale of a contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. A contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the contract for use with IRAs.

The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the Annual Step-Up death benefit provision in the contract comports with IRA qualification requirements. The Code provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance. The contract provides a death benefit that may exceed the greater of purchase payments or account value. If this death benefit is determined by the IRS as providing life insurance, the contract may not qualify as an IRA (including a Roth IRA). You should consult your tax adviser regarding this benefit prior to purchasing a contract.

(i) PLAN CONTRIBUTION LIMITS

Statutory limitations on contributions to retirement plans that qualify for federal tax benefits may limit the amount of money that may be contributed to the contract in any contract year. Any purchase payments attributable to such contributions may be tax deductible to the employer and are not currently taxable to the annuitants for whom the contracts are purchased. The contributions to the contract and any increase in account value attributable to such contributions generally are not subject to taxation until payments from the contract are made to the annuitant or his/her beneficiaries.

TSA PLANS

Purchase payments attributable to TSA Plans are not includible within the annuitant's income to the extent such purchase payments do not exceed certain statutory limitations. For more information about all the applicable limitations, you should obtain a copy of IRS Publication 571 on TSA PROGRAMS FOR EMPLOYEES OF PUBLIC SCHOOLS AND CERTAIN TAX EXEMPT ORGANIZATIONS. Any purchase payments attributable to permissible contributions under section 403(b) of the Code (and earnings thereon) are not taxable to the annuitant until amounts are distributed from the contract. However, these payments may be subject to FICA (Social Security) and Medicare taxes.

The contract includes death benefits that in some cases may exceed the greater of the purchase payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). We currently do not permit the use of the contract in connection with 403(b)s except for rollovers.

IRAS, SEPS, SARSEPS AND SIMPLE IRAS

The maximum tax-deductible purchase payment which may be contributed each year to an IRA is the lesser of a specified annual amount or 100 percent of includible compensation if the taxpayer is not covered under an employer plan. A spousal IRA is available if the taxpayer and spouse file a joint return and the spouse is not yet age 70 1/2. The maximum tax-deductible purchase payment which a taxpayer may make to a spousal IRA is a specified annual amount. If covered under an employer plan, taxpayers are permitted to make deductible purchase payments; however, the deductions are phased out and eventually eliminated depending on the taxpayer's adjusted gross income. A taxpayer may also make nondeductible purchase payments. However, the total of deductible and nondeductible purchase payments may not exceed the limits described above for deductible payments. An IRA is also the vehicle that receives contributions to SEPs, SARSEPs and SIMPLE IRAs. Maximum contributions (including elective deferrals) to SEPs and SARSEPs are limited. The maximum salary reduction contribution currently permitted to a SIMPLE IRA is a specified annual amount. In addition, an employer must make a matching or non-elective contribution to a SIMPLE IRA for the employee, unless certain exceptions apply. For more information concerning the contributions to IRAs, SEPs, SARSEPs and SIMPLE IRAs, you should obtain a copy of IRS Publication 590 on INDIVIDUAL RETIREMENT ACCOUNTS. For more information concerning contributions to SEPs, SARSEPs and SIMPLE IRAs, you should obtain a copy of IRS Publication 560 on RETIREMENT PLANS FOR SMALL BUSINESS. In addition to the above, an individual may make a "rollover" contribution into an IRA with the proceeds of a "lump sum" distribution (as defined in the Code) from an eligible employer plan.

ROTH IRAS

Eligible individuals can contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. The maximum purchase payment which may be contributed each year to a Roth IRA is the lesser of a specified annual amount or 100 percent of includible compensation. A spousal Roth IRA is available if the taxpayer and spouse file a joint return. The maximum purchase payment that a taxpayer may make to a spousal Roth IRA is the specified annual amount. Except in the case of a rollover or a transfer, no more than the specified annual amount, can be contributed in aggregate to all IRAs and Roth IRAs of either spouse during any tax year. The Roth IRA contribution may be limited depending on the taxpayer's modified adjusted gross income ("AGI"). The maximum contribution begins to phase out if the taxpayer is single and the taxpayer's AGI is more than $95,000 or if the taxpayer is married and files a joint tax return and the taxpayer's AGI is more than $150,000. The taxpayer may not contribute to a Roth IRA if the taxpayer's AGI is over $110,000 (if the taxpayer is single), $160,000 (if the taxpayer is married and files a joint tax return), or $10,000 (if the taxpayer is married and files separate tax returns). You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

QUALIFIED PLANS

Code section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this contract is assigned or transferred to any individual as a means to provide benefit payments.

The contract includes death benefits that in some cases may exceed the greater of the purchase payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.

(ii) DISTRIBUTIONS FROM THE CONTRACT

MANDATORY WITHHOLDING ON CERTAIN DISTRIBUTIONS

Distributions called "eligible rollover distributions" from Qualified Plans and from TSA Plans are subject to mandatory withholding by the plan or payor at the rate of 20%. An eligible rollover distribution is any distribution from a Qualified Plan or a TSA Plan, except for certain distributions such as distributions required by the Code or in a specified annuity form, certain distributions of after-tax contributions, and hardship distributions. Withholding can be avoided by arranging a direct transfer of the eligible rollover distribution to a Qualified Plan, TSA governmental 457(b) Plan or IRA.

QUALIFIED PLANS, TSA PLANS, IRAS, SEPS, SARSEPS, SIMPLE IRAS AND ROTH IRAS

Payments made from the contracts held under a Qualified Plan, TSA Plan, IRA, SEP, SARSEP or SIMPLE IRA are taxable under section 72 of the Code as ordinary income, in the year of receipt. Any amount received upon withdrawal of all or part of the account value prior to annuitization will, subject to restrictions and penalties discussed below, also be included in income in the year of receipt. If there is any "investment in the contract," a portion of each amount received is excluded from gross income as a return of such investment. Distributions or withdrawals prior to age 59 1/2 may be subject to a penalty tax of 10% of the amount includible in income. This penalty tax does not apply: (1) to distributions of excess contributions or deferrals; (2) to distributions made on account of the Annuitant's death, retirement, or disability or early retirement at or after age 55; (3) received as part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and a "designated beneficiary;" or (4) when distribution is made pursuant to a qualified domestic relations order. Other tax penalties may apply to certain distributions from a qualified contract. If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the fist year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item
(3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2 , or (b) before the taxpayer reaches age 59 1/2. In the case of IRAs, SEPs, SARSEPs and SIMPLE IRAs, the exceptions for distributions on account of early retirement at or after age 55 or made pursuant to a qualified domestic relations order do not apply. Additional exceptions may apply in specified situations. A tax-free rollover may be made once each year among individual retirement arrangements subject to the conditions and limitations described in the Code.

Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Except under a Roth IRA, if the Annuitant dies before distributions begin, distributions must be completed within five years after death, unless payments begin within one year after death and are made over a period not extending beyond the life (or life expectancy) of the beneficiary. If the annuitant's spouse is the beneficiary, distributions need not begin until the annuitant would have reached age 70 1/2. If the annuitant dies after annuity payments have begun, payments must continue to be made at least as rapidly as payments made before death.

For TSA Plans, elective contributions to the contract made after December 31, 1988, and any increases in account value after that date may not be distributed prior to attaining age 59 1/2, termination of employment, death or disability. Contributions (but not earnings) made after December 31, 1988, may also be distributed by reason of financial hardship. These restrictions on withdrawal will not apply to the account value as of December 31, 1988. These restrictions are not expected to change the circumstances under which transfers to other investments which qualify for tax-free treatment under section 403(b) of the Code may be made.

For a SIMPLE IRA, the 10% penalty tax described above is increased to 25% with respect to withdrawals made during the first two years of participation.

Except under a Roth IRA, annuity payments, periodic payments or annual distributions generally must commence by the "required beginning date." The required beginning date for IRAs and 5% owners is April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2. The required beginning date otherwise is April 1 of the calendar year following the later of the calendar year in which the annuitant attains age 70 1/2 or retires. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. We currently waive the withdrawal charge on distributions that are intended to satisfy required minimum distributions, calculated as if this contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous withdrawals were made during the contract year. Rules regarding required minimum distributions apply to IRAs (including SEPs, SARSEPs and SIMPLE IRAs), Qualified Plans and TSA Plans. Roth IRAs under section 408A do not require distributions at any time prior to the owner's death. A penalty tax of up to 50% of the amount which should have been distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount.

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under the contracts or under the terms of the plans in respect of which the contracts are issued.

WITHHOLDING

Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. We are required to withhold taxes from certain distributions under certain qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the contract.

OTHER TAX CONSEQUENCES

As noted above, the foregoing discussion of the Federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of the current law, and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the contract depend on the individual circumstances of each owner or recipient of a distribution. A competent tax adviser should be consulted for further information.

GENERAL

At the time the initial purchase payment is paid, a prospective owner must specify whether he or she is purchasing a non-qualified contract or a qualified contract. If the initial premium is derived from an exchange or withdrawal of another annuity contract, we may require that the prospective owner provide information with regard to the Federal income tax status of the previous annuity contract. We will require that persons purchase separate contracts if they desire to invest monies qualifying for different tax treatment under the Code. Each such separate contract would require the minimum initial purchase payment stated above. Additional purchase payments under a contract must qualify for the same Federal income tax treatment as the initial purchase payment under the contract; we will not accept an additional purchase payment under a contract if the Federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.

10. OTHER INFORMATION

FIRST METLIFE INVESTORS

First MetLife Investors was organized under the laws of the State of New York on December 31, 1992. On June 1, 1995, a wholly owned subsidiary of General American Life Insurance Company purchased First MetLife Investors which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Corporation, the ultimate parent company of First MetLife Investors. On December 31, 2002. MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company, and a listed company on the New York Stock Exchange. MetLife, headquartered in New York City is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. First MetLife Investors is licensed to do business only in the State of New York.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, First MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in First MetLife Investors' name on behalf of the Separate Account and legally belong to First MetLife Investors. The Separate Account is subject to the laws of the State of New York. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business First MetLife Investors may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts First MetLife Investors may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 7.0% of purchase payments. Under certain circumstances, we may pay annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months). Sometimes, we may enter into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses in addition to the standard commissions.

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

     Requests for service may be made:

          o    Through your registered representative

          o By telephone at 1-800-343-8496 between the hours of 7:30 AM and 5:30PM Central Time, Monday through Thursday and 7:30AM and 5:00 PM Central Time on Friday

          o    In writing to our Annuity Service Center

          o    By fax at (515) 457-4400.

All other requests must be in written form, satisfactory to us.

We do not currently offer Internet transactions capability to owners, but may do so in the future. We will notify you if we begin to offer Internet transactions.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or other means are genuine. Any telephone or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to the Annuity Service Center.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract. The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can generally be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

Our consolidated financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     Company
     Experts
     Custodian
     Legal Matters
     Distribution
     Calculation of Performance Information
     Annuity Provisions
     Financial Statements

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2002. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select.

CHART 1 - Contracts with Annual Step-Up Death Benefit with no optional death benefit rider (total separate account product charges equal 1.65% on an annual basis)

[To Be Filed By Post Effective Amendment]

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is managed by Met Investors Advisory, LLC. (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged subadvisors to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

MET/AIM MID CAP CORE EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.

MET/AIM SMALL CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

JANUS AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

MFS RESEARCH INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE: The MFS Research International Portfolio seeks capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO INNOVATION PORTFOLIO

INVESTMENT OBJECTIVE: The PIMCO Innovation Portfolio seeks capital appreciation; no consideration is given to income.

PIMCO TOTAL RETURN PORTFOLIO

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIMCO MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE: The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the Portfolio.

MET/PUTNAM RESEARCH PORTFOLIO

INVESTMENT OBJECTIVE: The Met/Putnam Research Portfolio seeks capital appreciation.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE: The Harris Oakmark International
Portfolio seeks long-term growth of capital.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

METROPOLITAN SERIES FUND, INC. (CLASS B)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors and MetLife Investors USA, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following portfolios is available under the contract:

METLIFE STOCK INDEX PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

NEW ENGLAND ZENITH FUND

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser. MetLife Advisers has hired subadvisers to make the day-to-day investment decisions. The following portfolios are available under the contract:

DAVIS VENTURE VALUE SERIES (CLASS E)

INVESTMENT OBJECTIVE: The investment objective of the Davis Venture Value Series is growth of capital.

HARRIS OAKMARK FOCUSED VALUE SERIES (CLASS B)

INVESTMENT OBJECTIVE: The investment objective of the Harris Oakmark Focused Value Series is long-term capital appreciation.

JENNISON GROWTH SERIES (CLASS B)

INVESTMENT OBJECTIVE: The investment objective of the Jennison Growth Series is long-term growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

To order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-MONTH EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                      Account Values
                                                                -------------------------
Beginning of   Amount Allocated   Actual EDCA       EDCA        1st Payment   2nd Payment
   Month           to EDCA         Transfer     Account Value      Bucket        Bucket
-----------------------------------------------------------------------------------------
     1               12000            2000          10000          10000
     2                                2000           8095           8095
     3                                2000           6172           6172
     4                6000            3000           9230           3230          6000
     5                                3000           6309            261          6048
     6                                3000           3359              0          3359
     7                                3000            386              0           386
     8                                 389              0              0             0
     9                                   0              0              0             0
    10                                   0              0              0             0
    11                                   0              0              0             0
    12                                   0              0              0             0
    13                                   0              0              0             0
    14                                   0              0              0             0
    15                                   0              0              0             0

12-MONTH EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12)- EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                     Account Values
                                                                -------------------------
Beginning of   Amount Allocated   Actual EDCA       EDCA        1st Payment   2nd Payment
   Month           to EDCA         Transfer     Account Value      Bucket        Bucket
-----------------------------------------------------------------------------------------
     1              24000             2000          22000          22000
     2                                2000          20209          20209
     3                                2000          18401          18401
     4                                2000          16575          16575
     5                                2000          14732          14732
     6              12000             3000          23872          11872         12000
     7                                3000          21801           8985         12096
     8                                3000          18262           6070         12192
     9                                3000          15417           3128         12289
    10                                3000          12545            157         12387
    11                                3000           9645              0          9645
    12                                3000           6722              0          6722
    13                                3000           3776              0          3776
    14                                3000            806              0           806
    15                                 812              0              0             0

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                       AND

                    FIRST METLIFE INVESTORS INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED _______, 2003, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE US
AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366 (800) 343-8496.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED _______, 2003.

                                TABLE OF CONTENTS

                                                                            PAGE

COMPANY                                                                        1

EXPERTS                                                                        1

CUSTODIAN                                                                      2

LEGAL MATTERS                                                                  2

DISTRIBUTION                                                                   2

     Reduction or Elimination of the Withdrawal Charge                         2

CALCULATION OF PERFORMANCE INFORMATION                                         3

     Total Return                                                              3
     Performance Information                                                   4

PART I - SEPARATE ACCOUNT PERFORMANCE                                          4

PART 2 - HISTORICAL FUND PERFORMANCE                                           6

     Historical Unit Values                                                    8
     Reporting Agencies                                                        8

ANNUITY PROVISIONS                                                             8

     Variable Annuity                                                          8
     Fixed Annuity                                                            10
     Mortality and Expense Guarantee                                          10
     Regulatory Restrictions on Transactions                                  10

FINANCIAL STATEMENTS                                                          11

                                     COMPANY

First MetLife Investors Insurance Company (First MetLife Investors or the Company) was organized under the laws of the State of New York on December 31, 1992. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First MetLife Investors which on that date changed its name to First Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Corporation, the ultimate parent company of First MetLife Investors. On December 31, 2002. MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company, and a listed company on the New York Stock Exchange. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. First MetLife Investors is presently licensed to do business only in the State of New York.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                                     EXPERTS

The financial statements of the Company as of and for the years ended December 31, 2000, 2001 and 2002 (prepared in accordance with accounting principles generally accepted in the United States of America), included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the subaccounts of the Separate Account as of December 31, 2002, and for each of the periods in the two years then ended (prepared in accordance with accounting principles generally accepted in the United States of America) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is One City Centre, St. Louis, Missouri 63101.

                                    CUSTODIAN

First MetLife Investors Insurance Company, One Madison Avenue, New York, NY 10010, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP, Washington, DC has provided advice on certain matters relating to the federal securities laws in connection with the contracts.

                                  DISTRIBUTION

MetLife Investors Distribution Company acts as the distributor. MetLife Investors Distribution Company is an affiliate of the Company. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after considering the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account Product Charges, the expenses for the underlying investment portfolio being advertised and any applicable account fee and withdrawal charge. Premium taxes are not reflected.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable withdrawal charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

     P (1 + T)N = ERV

Where:

     P    = a hypothetical initial payment of $1,000

     T    = average annual total return

     n    = number of years

     ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any account fee or withdrawal charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

The contracts are new and therefore have no performance history. However, the Separate Account and certain portfolios have been in existence for sometime and consequently have an investment performance history. In order to show how the historical investment performance of the Separate Account and the portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the Separate Account and the portfolios and is for the periods shown.

Future performance of the investment portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance for an investment portfolio is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the investment portfolio. There are performance figures for the accumulation units that reflect the Separate Account Product Charges as well as the investment portfolio expenses. There are also performance figures for the accumulation units that reflect the Separate Account Product Charge, the account fee, the portfolio expenses, and assume you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended December 31, 2002. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 2002, may differ from the numbers shown below.

                      PART 1 - SEPARATE ACCOUNT PERFORMANCE

Shown below is the average annual total return of the separate account corresponding to each investment portfolio since the portfolio was first made available in the separate account. Also shown (when available) is adjusted historical investment portfolio average annual total return prior to the portfolio's availability in the separate account, derived from the performance of each investment portfolio adjusted to reflect charges as noted below. This adjusted historical investment portfolio average annual return is denoted by an asterisk (*).

There are 2 charts below:

Chart 1 is for contracts with the standard Principal Protection death benefit.

Chart 2 is for contracts with the optional Annual Step-Up death benefit.

o Column A presents performance figures for the accumulation units which reflect the Separate Account Product Charge (including the account fee), the fees and expenses of each portfolio, and assumes you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the Separate Account Product Charge, and the fees and expenses of each portfolio.

Total Return for the periods ended December 31, 2002:

CHART 1

                                  COLUMN A                   COLUMN B
                                                         (reflects separate
                             (reflects all charges,   account product charges
                             and portfolio expenses)   and portfolio expenses)
                            ------------------------- -------------------------

CHART 2

                                  COLUMN A                   COLUMN B
                                                         (reflects separate
                             (reflects all charges,   account product charges
                             and portfolio expenses)   and portfolio expenses)
                            ------------------------- -------------------------

[To Be Filed By Post Effective Amendment]

                      PART 2 - HISTORICAL FUND PERFORMANCE

The contracts are new and therefore have no performance history. However, certain investment portfolios have been in existence for some time and have an investment history. To show how the historical performance of the investment portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the investment portfolios and is for the periods shown. The charts below show the investment performance of the investment portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the investment portfolios for the same periods.

There are 2 charts below:

Chart 1 is for contracts with the standard Principal Protection death benefit.

Chart 2 is for contracts with the optional Annual Step-Up death benefit. :

     o The performance figures in Column A reflect the fees and expenses paid by each investment portfolio.

     o Column B presents performance figures for the accumulation units that reflect the Separate Account Product Charge (including the account fee), and the fees and expenses of each investment portfolio, and assumes you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

     o Column C presents performance figures for the accumulation units that reflect the Separate Account Product Charge and the fees and expenses of each portfolio.

Total Return for the periods ended December 31, 2002:

CHART 1

               COLUMN A                   COLUMN B                  COLUMN C
                                                                 (reflects separate
                                    (reflects all charges     account product charges
          PORTFOLIO PERFORMANCE     and portfolio expenses)   and portfolio expenses)
         ------------------------- ------------------------- -------------------------


CHART 2

               COLUMN A                   COLUMN B                  COLUMN C
                                                                 (reflects separate
                                    (reflects all charges     account product charges
          PORTFOLIO PERFORMANCE     and portfolio expenses)   and portfolio expenses)
         ------------------------- ------------------------- -------------------------


HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes and account fee) will be applied to the applicable Annuity Table to determine the first annuity payment. The adjusted contract value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

1. dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is      (i)  the net asset value per share of the portfolio at the end of the current business day; plus

          (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is       (i) the separate account product charges and for each day
               since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

          (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

     o    You may not make a transfer from the fixed account to the Separate
          Account;

     o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

     o You may make a transfer from the Separate Account to the fixed account. The amount transferred to the fixed account from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed account will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The fixed account value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.

REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.   Financial Statements

          The following financial statements of the Separate Account are included in Part B hereof:

[To Be Filed By Post Effective Amendment]

b.   Exhibits

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account. *

     2.   Not Applicable.

     3.   Principal Underwriter's Agreement.**

     4.   (i)       Individual Flexible Purchase Payment Deferred Variable
                    Annuity Contract.***

          (ii)      Fixed Account Rider.***

          (iii)     Enhanced Dollar Cost Averaging Rider.***

          (iv)      Three Month Market Entry Rider.***

          (v)       Death Benefit Rider - (Annual Step-Up).***

          (vi) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider.***

          (vii)     Waiver of Withdrawal Charge for Terminal Illness Rider.***

          (viii)    Individual Retirement Annuity Endorsement.***

          (ix)      Roth Individual Retirement Annuity Endorsement.***

          (x)       401 Plan Endorsement.***

          (xi)      Tax Sheltered Annuity Endorsement.***

          (xii)     Unisex Annuity Rates Rider.***

          (xiii)    Purchase Payment Credit Rider.***

          (xiv)     Simple Individual Retirement Annuity Endorsement.***

     5.   Variable Annuity Application.+

     6.    (i) Copy of Articles of Incorporation of the Company.**

          (ii) Copy of Amended and Restated Bylaws of the Company.+

     7.        Not Applicable.

     8. (i) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company.+

          (ii) Participation Agreement among New England Zenith Fund, MetLife Advisers, LLC, New England Securities Corporation and First MetLife Investors Insurance Company.+

     9. Opinion and Consent of Richard C. Pearson, Esq. (to be filed by post-effective amendment)

     10. (i) Consents of Deloitte & Touche LLP. (to be filed by a post-effective amendment)

          (ii) Consent of Sutherland Asbill & Brennan LLP. (to be filed by post-effective amendment)

     11.  Not Applicable.

     12.  Not Applicable.

     13.  Calculation of Performance Information.+

     14.  Company Organizational Chart.***

          * incorporated by reference to Registrant's Post-Effective Amendment No. 4 (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

          **    incorporated by reference to Registrant's Post-Effective
               Amendment No. 7 to Form N-4 (File Nos. 033-74174) as electronically filed on May 1, 2001.

          ***  incorporated by reference to Registrant's Form 4
               (File Nos. 333-96777 and 811-08306) as electronically filed on July 19, 2002.

          + incorporated by reference to Registrant's Pre-Effective Amendment No. 1 (File Nos. 333-96777 and 811-08306) as electronically filed on October 15, 2002.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                          Positions and Offices
 Business Address                           with Depositor
----------------------                      ----------------------

Michael K. Farrell                          Chairman of the Board, President,
22 Corporate Plaza Drive                    Chief Executive Officer and Director
Newport Beach, CA  92660

Norse N. Blazzard                           Director
4401 West Tradewinds Avenue
Suite 207
Lauderdale by the Sea, FL  33308

James P. Bossert                            Executive Vice President, Chief
22 Corporate Plaza Drive                    Financial Officer and Director
Newport Beach, CA  92660

Elizabeth M. Forget                         Director
One Madison Avenue
New York, NY  10010

Francis A. Goodhue, III                     Director
Morgan Guaranty
345 Park Avenue
New York, NY  10017

Richard A. Hemmings                         Director
Lord, Bissell & Brook
115 S. LaSalle Street
Chicago, IL  60603

Brian A. Kroll                              Director
22 Corporate Plaza Drive
Newport Beach, CA  92660

Hugh C. McHaffie                            Director
501 Boylston Street
Boston, MA  02116

Thomas A. Price                             Director
Bank of New York
1 Wall Street
New York, NY  10286

Richard C. Pearson                          Senior Vice President, General
22 Corporate Plaza Drive                    Counsel, Secretary and Director
Newport Beach, CA  92660

Debora L. Buffington                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA  92660

Louis M. Weisz                              Vice President, Appointed Actuary
501 Boylston Street
Boston, MA  02116

Anthony J. Williamson                       Treasurer
One Madison Avenue
New York, NY  10001

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed as Exhibit 14 in Form N-4 Registration Statement (File No. 333-96777) and is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of ________, 2003, there were ________qualified contract owners and _____non-qualified contract owners.

ITEM 28. INDEMNIFICATION

The Bylaws of the Company (Article VII, Section VII.1) provide that:

The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:

(1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or

(2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,

         (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer or employee, or

         (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.

Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.

If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

The Corporation shall have the power, in furtherance of the provisions of this
Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.

No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

          Met Investors Series Trust
          MetLife Investors USA Separate Account A
          MetLife Investors Variable Annuity Account One
          MetLife Investors Variable Annuity Account Five
          MetLife Investors Variable Life Account One
          MetLife Investors Variable Life Account Five

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for each officer and director of MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

NAME AND PRINCIPAL                          POSITIONS AND OFFICES
 BUSINESS ADDRESS                             WITH UNDERWRITER
 ----------------                             ----------------

Richard C. Pearson                      President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget                     Executive Vice President and Director
One Madison Avenue
New York, NY  10010

Edward Wilson                           Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

James P. Bossert                        Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Brian A. Kroll                          Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Michael K. Farrell                      Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul Hipworth                           Executive Vice President, Chief
22 Corporate Plaza Drive                Financial Officer
Newport Beach, CA 92660

Paul A. LaPiana                         Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Leslie Sutherland                       Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Charles M. Deuth                        Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Debora L. Buffington                    Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick                    Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos                             Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cathy Sturdivant                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Jonnie L. Crawford                      Secretary
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                   Treasurer
One Madison Avenue
New York, NY 10010

     (c) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach and State of California on this 7th day of February, 2003.

                            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (Registrant)

                            By: FIRST METLIFE INVESTORS INSURANCE COMPANY

                            By:            /s/ Michael K. Farrell
                                ------------------------------------------------
                                           Michael K. Farrell
                                           President and Chief Executive Officer

                            FIRST METLIFE INVESTORS INSURANCE COMPANY
                            (Depositor)

                            By:            /s/ Michael K. Farrell
                                ------------------------------------------------
                                           Michael K. Farrell
                                           President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Michael K. Farrell               Chief Executive Officer, President and Director           February 7, 2003
-----------------------------
Michael K. Farrell

/s/ James P. Bossert                 Executive Vice President, Chief Financial Officer         February 7, 2003
-----------------------------        (Principal Accounting Officer) and Director
James P. Bossert

                                     Director                                                  February 7, 2003
-----------------------------
Norse N. Blazzard

/s/ Elizabeth M. Forget*             Director                                                  February 7, 2003
-----------------------------
Elizabeth M. Forget

/s/ Francis A. Goodhue*              Director                                                  February 7, 2003
-----------------------------
Francis A. Goodhue, III

/s/ Richard A. Hemmings*             Director                                                  February 7, 2003
-----------------------------
Richard A. Hemmings

/s/ Brian A. Kroll*                  Director                                                  February 7, 2003
-----------------------------
Brian A. Kroll

/s/ Hugh C. McHaffie*                Director                                                  February 7, 2003
-----------------------------
Hugh C. McHaffie

/s/ Richard C. Pearson               Director                                                  February 7, 2003
-----------------------------
Richard C. Pearson

/s/ Thomas A Price*                  Director                                                  February 7, 2003
-----------------------------
Thomas A. Price

                            *By:           /s/ RICHARD C. PEARSON
                                 -----------------------------------------------
                                           Richard C. Pearson, Attorney-in-Fact

                                INDEX TO EXHIBITS

No exhibits